Note 28 - Condensed Parent Company Financial Information of Lizhan Environmental	12 Months Ended
Sep. 30, 2011
Condensed Parent Company Financial Information of Lizhan Environmental
Condensed Parent Company Financial Information of Lizhan Environmental

(28)      CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF LIZHAN ENVIRONMENTAL

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of September 2011, 2010 and 2009, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements.

Condensed Balance Sheets
	As of September 30,
	2011	2010
Assets
Cash	$47,024	$17,957
Investments in subsidiaries	28,520,239	18,404,028
Total assets	$28,567,263	$18,421,985

Liabilities and Shareholders’ Equity
Current liabilities:
Other Payable	$59,176	$76,693
Total liabilities	59,176	76,693

Shareholders’ equity
Total Lizhan’s shareholders’ equity	28,061,615	17,721,513

Noncontrolling interest	446,472	623,779
Total equity	28,508,087	18,345,292

Total liabilities and shareholders’ equity	$28,567,263	$18,421,985

Condensed Statement of Income	Year ended September 30,
	2011	2010	2009

General and administrative expenses	$(416,895)	$(303,561)	$(42,080)
Equity in income of subsidiaries	2,050,340	8,489,668	2,773,378
Net income	$1,633,445	$8,186,107	$2,731,298

Condensed Statement of Cash Flows	Year ended September 30,
	2011	2010	2009

Net cash used in operating activities	$-	$-	$1
Net cash used in investing activities	(234,231)	(972,482)	(690,552)
Net cash provided by financing activities	263,298	990,439	690,552
Cash, beginning of year	17,957	-	-
Cash, end of year	$47,024	$17,957	$-